Schedule of Geographical Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year ended December 31
Revenue	$ 7,000,836	$ 16,797,366	$ 9,375,029
Finance cost	2,560,648	2,249,055	79,693
Depletion	1,300,417	5,119,174	1,451,032
Depreciation	87,408	175,764	145,035
Accretion of asset retirement obligation	269,114	219,536	264,075
Stock-based compensation	1,058,222	2,397,261	2,118,917
Impairment of O&G assets	9,892,000
Gain on debt extinguishment	264,050	8,500	97,051
Loss on impairment of assets held for sale		1,556,787
Loss on impairment of exploration and evaluation assets			3,101,343
Loss on sale and revaluation of AHFS	132,737
Gain on net monetary position	18,431,488	18,984,099	1,826,495
Net income (loss)	(9,128,642)	(43,842)	(6,121,754)
As at December 31
Non-current assets	52,251,026	53,745,774	30,791,521
CANADA
Year ended December 31
Revenue
Finance cost	2,536,892	2,202,324	79,693
Depletion
Depreciation	8,394	8,497	4,826
Accretion of asset retirement obligation
Stock-based compensation	1,058,222	2,397,261	2,118,917
Impairment of O&G assets
Gain on debt extinguishment	264,050	8,500	97,051
Loss on impairment of assets held for sale
Loss on impairment of exploration and evaluation assets
Loss on sale and revaluation of AHFS
Gain on net monetary position
Net income (loss)	(7,480,808)	(7,900,218)	(6,684,988)
As at December 31
Non-current assets	24,277	35,021	42,781
TÜRKIYE
Year ended December 31
Revenue	7,000,836	16,797,366	9,375,029
Finance cost	23,756	46,731
Depletion	1,300,417	5,119,174	1,451,032
Depreciation	79,014	167,267	140,209
Accretion of asset retirement obligation	269,114	219,536	264,075
Stock-based compensation
Impairment of O&G assets	9,892,000
Gain on debt extinguishment
Loss on impairment of assets held for sale		1,556,787
Loss on impairment of exploration and evaluation assets
Loss on sale and revaluation of AHFS	132,737
Gain on net monetary position	18,431,488	18,984,099	1,826,495
Net income (loss)	(1,647,834)	7,861,094	3,577,954
As at December 31
Non-current assets	52,226,749	53,710,753	30,748,740
BULGARIA
Year ended December 31
Revenue
Finance cost
Depletion
Depreciation
Accretion of asset retirement obligation
Stock-based compensation
Impairment of O&G assets
Gain on debt extinguishment
Loss on impairment of assets held for sale
Loss on impairment of exploration and evaluation assets			3,101,343
Loss on sale and revaluation of AHFS
Gain on net monetary position
Net income (loss)		(4,718)	(3,014,720)
As at December 31
Non-current assets